PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of other provisions, contingent liabilities and contingent assets [Abstract]
Disclosure of detailed information about provisions

As at	December 31, 2019	December 31, 2018
Environmental rehabilitation provision	$71,121	$50,603
Long service leave	2,642	6,092
Total provisions	73,763	56,695
Current provisions	29,776	15,817
Long-term balance	$43,987	$40,878

Disclosure of changes in provision
Changes in the environmental rehabilitation provision for the years ended December 31, 2019 and 2018 are as follows:

	Year ended December 31, 2019	Year ended December 31, 2018
Balance, beginning of year	$50,603	$54,429
Changes in estimates	19,644	6,885
Site closure and reclamation costs paid	(938)	(6,840)
Unwinding of discount on rehabilitation provision	848	1,152
Foreign currency translation	964	(5,023)
Balance, end of year	71,121	50,603
Current portion	24,172	10,488
Long-term balance	$46,949	$40,115